EQUITY SECURITIES (Tables)	6 Months Ended
Jun. 30, 2026
Investments, Debt and Equity Securities [Abstract]
Schedule of Components of Change in Net Gains (Losses) on Equity Securities
The net gains (losses) on equity securities recognized in “Investment related gains (losses)” on the statements of operations are shown below:

FOR THE PERIODS ENDED JUN. 30 US$ MILLIONS	Three Months Ended		Six Months Ended
	2026	2025	2026	2025
Unrealized gains (losses) on equity securities	$122	$477	$(634)	$217
Net gains (losses) on equity securities sold	(1)	(7)	—	71
Net gains (losses) on equity securities	$121	$470	$(634)	$288
Equity securities by market sector distribution are shown below, based on carrying value:

AS OF	June 30, 2026	December 31, 2025
Consumer goods	5%	2%
Education	5%	4%
Energy and utilities	9%	8%
Finance	72%	74%
Healthcare	1%	1%
Industrials	2%	6%
Information technology	5%	4%
Other	1%	1%
Total	100%	100%